Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Useful life
Useful life (years)
Furniture and fixtures	5 - 10
Computer equipment	3 - 5
Computer software	3